SCHEDULE OF DISAGGREGATION OF REVENUE (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 1,292	$ 110	$ 2,660	$ 1,087	$ 3,033	$ 665
Property, plant and equipment, useful life	7 years		7 years		7 years
Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues			$ 317		$ 422
Related Development Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues			180		239
Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues			1,731		$ 2,514
Development And Customization Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues			$ 526